UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-8858

                              CORE TRUST (DELAWARE)
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                                David M. Whitaker
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                       Date of fiscal year end: August 31

             Date of reporting period: July 1, 2003 - June 30, 2004


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The following funds have no matters to report on Form N-PX:

Cash Portfolio

Government Portfolio

Government Cash Portfolio

Treasury Cash Portfolio




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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORE TRUST (DELAWARE)

By:      /s/ John Y. Keffer
         ___________________________
         John Y. Keffer, President

Date:    August 26, 2004
         __________________________